Inventory	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Inventory Disclosure [Abstract]
Inventory
NOTE 3 – INVENTORY

The Company’s inventory consisted of the following at the respective balance sheet dates:

	December 31,	September 30,
	2020	2020
Raw materials and packaging components	$394,306	$394,306
Finished goods	713,800	569,020
Consigned goods	641,780	641,780
Apparel	100,542	100,544
Less obsolescence allowance	(794,703)	(596,005)
	$1,055,725	$1,188,775

NOTE 3 – INVENTORY

The Company’s inventory consisted of the following at the respective balance sheet dates:

	September 30,	September 30,
	2020	2019
Raw materials and packaging components	$394,306	$249,898
Finished goods	569,020	1,351,456
Consigned goods	641,780	246,196
Apparel	100,544	-
Less obsolescence allowance	(596,005)	(578,062)
	$1,109,645	$1,269,488